Equity - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 30, 2025	May 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Equity [Line Items]
Treasury stock acquired (in shares)			4.7		10.4
Shares repurchased, price per share (in dollars per share)			$ 94.03		$ 96.16
Stock cancelled (in shares)					8.5
Dividends, common stock, cash		$ 200
Dividends, common stock, cash, quarterly		$ 50
Cash dividends declared (in usd per share)			$ 0.27	$ 0.27
Subsequent event
Equity [Line Items]
Cash dividends declared (in usd per share)	$ 0.27